Property, Plant and Equipment - Schedule of Changes in Carrying Value of Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	$ 1,497	$ 1,537	$ 1,679
Capital work-in-progress	72	119	54	$ 55
Property, plant and equipment, Ending balance	1,406	1,497	1,537
Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	3,656	3,663	3,658
Additions	323	217	212
Additions- Business Combinations (Refer to Note 2.10)	1	5
Deletions**	(185)	(144)	(148)
Translation difference	(333)	(85)	(59)
Property, plant and equipment, Ending balance	3,462	3,656	3,663
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(2,278)	(2,180)	(2,034)
Deletions**	174	128	145
Depreciation	(239)	(279)	(324)
Translation difference	215	53	33
Property, plant and equipment, Ending balance	(2,128)	(2,278)	(2,180)
Land
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	173	171	174
Property, plant and equipment, Ending balance	152	173	171
Land | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	173	171	174
Additions	3	6
Deletions**	(7)
Translation difference	(17)	(4)	(3)
Property, plant and equipment, Ending balance	152	173	171
Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	744	821	855
Property, plant and equipment, Ending balance	708	744	821
Buildings | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	1,371	1,411	1,407
Additions	77	5	36
Deletions**	(1)	(13)	(7)
Translation difference	(121)	(32)	(25)
Property, plant and equipment, Ending balance	1,326	1,371	1,411
Buildings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(627)	(590)	(552)
Deletions**		2	7
Depreciation	(51)	(52)	(54)
Translation difference	60	13	9
Property, plant and equipment, Ending balance	(618)	(627)	(590)
Plant and Machinery
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	121	139	157
Property, plant and equipment, Ending balance	118	121	139
Plant and Machinery | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	632	637	625
Additions	47	30	40
Additions- Business Combinations (Refer to Note 2.10)		1
Deletions**	(11)	(20)	(19)
Translation difference	(64)	(16)	(9)
Property, plant and equipment, Ending balance	604	632	637
Plant and Machinery | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(511)	(498)	(468)
Deletions**	10	18	18
Depreciation	(39)	(44)	(56)
Translation difference	54	13	8
Property, plant and equipment, Ending balance	(486)	(511)	(498)
Computer Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	268	267	328
Property, plant and equipment, Ending balance	291	268	267
Computer Equipment | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	1,088	1,032	1,037
Additions	170	154	112
Additions- Business Combinations (Refer to Note 2.10)	1	1
Deletions**	(147)	(75)	(102)
Translation difference	(100)	(24)	(15)
Property, plant and equipment, Ending balance	1,012	1,088	1,032
Computer Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(820)	(765)	(709)
Deletions**	145	73	101
Depreciation	(122)	(148)	(167)
Translation difference	76	20	10
Property, plant and equipment, Ending balance	(721)	(820)	(765)
Furniture and Fixtures
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	71	84	109
Property, plant and equipment, Ending balance	64	71	84
Furniture and Fixtures | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	386	406	409
Additions	26	22	24
Additions- Business Combinations (Refer to Note 2.10)		3
Deletions**	(18)	(36)	(20)
Translation difference	(31)	(9)	(7)
Property, plant and equipment, Ending balance	363	386	406
Furniture and Fixtures | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(315)	(322)	(300)
Deletions**	18	35	19
Depreciation	(27)	(35)	(47)
Translation difference	25	7	6
Property, plant and equipment, Ending balance	(299)	(315)	(322)
Vehicles
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	1	1	1
Property, plant and equipment, Ending balance	1	1	1
Vehicles | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	6	6	6
Deletions**	(1)
Property, plant and equipment, Ending balance	5	6	6
Vehicles | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(5)	(5)	(5)
Deletions**	1
Property, plant and equipment, Ending balance	$ (4)	$ (5)	$ (5)